CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash		$ 6,599	$ 37,318
Receivables		17,759	11,912
Prepaid expenses		341	12,353
Assets, Current		24,699	61,583
Non-current assets
Equipment	[1]	750	8,945
Exploration and evaluation assets	[2]	2,700,511	2,278,107
Investment in associates - royalty interest	[3]	560,153	559,683
VAT receivables		37,721	32,812
Assets, Noncurrent		3,299,135	2,879,547
Total assets		3,323,834	2,941,130
Current liabilities
Accounts payable and accrued liabilities		91,354	79,521
Due to related parties	[4]	276,628	75,680
Liabilities, Current		367,982	155,201
Shareholders' equity
Common Stock, Value	[5]	16,863,904	15,954,681
Reserves	[5],[6]	2,677,044	2,614,049
Accumulated other comprehensive loss		(20,100)	(44,645)
Deficit		(16,564,996)	(15,738,156)
Stockholders' Equity Attributable to Parent		2,955,852	2,785,929
Total shareholders' equity and liabilities		$ 3,323,834	$ 2,941,130

[1]	Note 4.
[2]	Note 5.
[3]	Note 6.
[4]	Note 9.
[5]	Note 7.
[6]	Note 8.